Stockholders' Equity - Shares of Common Stock Reserved for Future Issuance (Detail)	Dec. 31, 2019 shares
Class of Stock [Line Items]
Shares Available for Future Grant	142,000
Outstanding Securities	2,509,000
Total Shares Reserved	2,651,000
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Shares Available for Future Grant	27,000
Total Shares Reserved	27,000
Stock Option Plans [Member]
Class of Stock [Line Items]
Shares Available for Future Grant	115,000
Outstanding Securities	516,000
Total Shares Reserved	631,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Outstanding Securities	1,971,000
Total Shares Reserved	1,971,000
Warrants [Member]
Class of Stock [Line Items]
Outstanding Securities	22,000
Total Shares Reserved	22,000